Vessels Under Construction (Detail) (USD $)	6 Months Ended			12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Vessels Under Construction	Dec. 31, 2013 Vessels Under Construction	Jun. 30, 2014 Vessels Under Construction Shipyard	Dec. 31, 2013 Vessels Under Construction Shipyard
Property, Plant and Equipment [Line Items]
Beginning balance			$ 60,197,486	$ 20,110,888
Payments to shipyard	88,308,704	10,556,464			84,926,000	38,124,000
Transfer to vessels in operation			(52,945,224)
Other payments including site team costs and initial stores			3,382,704	1,962,598
Ending balance			$ 95,560,966	$ 60,197,486